Basis of presentation - Summary of Change in Presentation of the Warrants Resulted in the Following Impact to the Consolidated Balance Sheet Balance Sheet (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Jul. 01, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impact On The Consolidated Balance Sheet Due To Change In Presentation Of Warrants [Line Items]
Total assets	€ 254,646		€ 134,277
Other financial liabilities	16,869
Total current liabilities	77,478		69,296
Total non-current liabilities	89,781		105,816
Total liabilities	167,259
Shareholders' equity (deficit)
Share capital	629	€ 629	1,164
Share premium	538,695		190,945
Accumulated deficit	(444,478)		(233,194)
Other reserves	(7,459)		(770)
Total equity (deficit) attributable to shareholders of the parent	87,387		(41,855)
Total shareholders' equity (deficit)	87,387		(40,835)	€ (9,171)	€ (2,255)
Total liabilities and shareholders' equity (deficit)	254,646		€ 134,277
As previously reported
Disclosure Of Impact On The Consolidated Balance Sheet Due To Change In Presentation Of Warrants [Line Items]
Total assets	254,646
Total current liabilities	60,609
Total non-current liabilities	89,781
Total liabilities	150,390
Shareholders' equity (deficit)
Share capital	629
Share premium	573,339
Accumulated deficit	(462,253)
Other reserves	(7,459)
Total equity (deficit) attributable to shareholders of the parent	104,256
Total shareholders' equity (deficit)	104,256
Total liabilities and shareholders' equity (deficit)	254,646
Adjustment
Disclosure Of Impact On The Consolidated Balance Sheet Due To Change In Presentation Of Warrants [Line Items]
Other financial liabilities	16,869
Total current liabilities	16,869
Total liabilities	16,869
Shareholders' equity (deficit)
Share premium	(34,645)
Accumulated deficit	17,775
Total equity (deficit) attributable to shareholders of the parent	(16,869)
Total shareholders' equity (deficit)	€ (16,869)

[1]	See Note 2 for details regarding the change in presentation of Other financial assets